Construction contract revenues	3 Months Ended
Mar. 31, 2015
Construction Revenue [Abstract]
Construction Revenue [Text Block]
5. Construction contract revenues

	Three months ended
	March 31,
(in thousands of U.S. dollars)	2015	2014
Construction contract revenue	$—	$29,127
Construction contract expenses	—	(24,661)
Recognized contract margin (loss)	$—	$4,466

PGN formally accepted the PGN FSRU Lampung and signed the Certificate of Acceptance on October 30, 2014 which was the condition for the final payment related to the Mooring. As such, the Mooring project was 100% completed as of December 31, 2014. As a result, there were no construction contract revenues or expenses for the three months ended March 31, 2015.

As of March 31, 2014, the Mooring project was estimated to be 81% completed.